Taxation (Details) SFr in Millions		12 Months Ended
	May 04, 2023	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Taxation [Line items]
Weighted average tax rate	90.00%	15.80%	13.70%	13.50%
Unrecognized tax loss carryforwards | $					$ 60,606,571	$ 103,114,677
Auris Medical AG [Member]
Taxation [Line items]
Unrecognized tax loss carryforwards		SFr 60.6	SFr 101.4
Otolanum AG [Member]
Taxation [Line items]
Unrecognized tax loss carryforwards			103.1
Altamira Therapeutics AG [Member]
Taxation [Line items]
Unrecognized tax loss carryforwards		59.0
Altamira Therapeutics Inc [Member]
Taxation [Line items]
Unrecognized tax loss carryforwards		SFr 1.6
Auris Medical Inc [Member]
Taxation [Line items]
Unrecognized tax loss carryforwards			SFr 1.7